Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Preferred Stock Including Additional Paid in Capital [Member]	Common Stock [Member]	Retained Earnings (deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Total
Shareholders' equity at Dec. 31, 2011	$ 19,545	$ 53,746	$ (854)	$ 1,121	$ 73,558
Common Stock, Shares, Beginning Balance at Dec. 31, 2011		7,459
Net income			4,244		4,244
Other comprehensive income (loss), net of tax	570		(570)	212	212
Dividends on preferred stock (5% annually)			(1,032)		(1,032)
Common stock issued and related tax effects		528			528
Shares, Common stock issued and related tax effects		75
Shareholders' equity at Dec. 31, 2012	20,115	54,274	1,788	1,333	77,510
Common Stock, Shares, Ending Balance at Dec. 31, 2012		7,534			7,534
Net income			5,115		5,115
Other comprehensive income (loss), net of tax				(1,809)	(1,809)
Redemption of perpetual preferred stock	(20,649)				(20,649)
Repurchase of warrants from U.S. Treasury		(2,617)	(90)		(2,707)
Accretion of discount on preferred stock	534		(534)
Dividends on common stock ($0.03 per share)		39	(227)		(188)
Dividends on preferred stock (5% annually)			(454)		(454)
Common stock issued and related tax effects		355			355
Shares, Common stock issued and related tax effects		43
Shareholders' equity at Dec. 31, 2013		$ 52,051	$ 5,598	$ (476)	$ 57,173
Common Stock, Shares, Ending Balance at Dec. 31, 2013		7,577			7,577